Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 416,346	$ 227,378
Restricted cash (notes 5, 7 and 9e)	27,470	92,265
Accounts receivable, including non-trade of $19,868 (December 31, 2016 - $13,032)	138,462	114,576
Vessels held for sale (note 14)	12,400	6,900
Net investments in direct financing leases - current (note 3b)	6,004	4,417
Prepaid expenses	26,308	25,187
Due from affiliates (note 6c)	44,765	77,811
Other current assets (note 7)	17,110	21,282
Total current assets	688,865	569,816
Restricted cash - long-term (note 7)	0	22,644
Vessels and equipment
At cost, less accumulated depreciation of $1,476,563 (December 31, 2016 - $1,494,038)	3,825,666	4,084,803
Advances on newbuilding contracts and conversion costs (notes 9a,9b,9e,9f and 9k)	689,252	632,130
Net investments in direct financing leases (note 3b)	12,769	13,169
Investment in equity accounted joint ventures (notes 9d and 12)	168,852	141,819
Deferred tax asset	23,760	24,659
Other assets (note 7)	86,037	100,435
Goodwill	129,145	129,145
Total assets	5,624,346	5,718,620
Current
Accounts payable	37,362	8,946
Accrued liabilities (notes 7 and 11)	210,434	150,281
Deferred revenues	58,484	57,373
Due to affiliates (note 6c)	124,711	96,555
Current portion of derivative instruments (note 7)	53,646	55,002
Current portion of long-term debt (note 5)	731,326	586,892
Current portion of in-process revenue contracts	10,290	12,744
Other current liabilities	1,480	0
Total current liabilities	1,227,733	967,793
Long-term debt (note 5)	2,346,227	2,596,002
Derivative instruments (note 7)	194,354	282,138
Due to affiliates (notes 6b, 6c, 6g, and 6h)	160,757	200,000
In-process revenue contracts	43,204	50,281
Other long-term liabilities	181,420	211,611
Total liabilities	4,153,695	4,307,825
Commitments and contingencies (notes 5, 7 and 9)
Redeemable non-controlling interest	(34)	962
Convertible Preferred Units (nil and 12.5 million units issued and outstanding at September 30, 2017 and December 31, 2016, respectively) (note 10)	0	271,237
Equity
Limited partners - common units (410.0 million and 147.5 million units issued and outstanding at September 30, 2017 and December 31, 2016, respectively) (notes 10 and 11)	999,616	784,056
Limited partners - preferred units (11.0 million units issued and outstanding at September 30, 2017 and December 31, 2016) (note 10)	266,925	266,925
General Partner	14,910	20,658
Warrants (note 10)	132,320	13,797
Accumulated other comprehensive loss	(2,768)	(804)
Non-controlling interests	59,682	53,964
Total equity	1,470,685	1,138,596
Total liabilities and total equity	$ 5,624,346	$ 5,718,620